NEWBUILDINGS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Movement In Construction In Progress [Roll Forward]
Balance at December 31, 2019	$ 46,068
Additions, net	143,880
Interest capitalized	1,101
Transfer to Vessels and Equipment, net	(162,221)
Balance at June 30, 2020	$ 28,828